Transactions with a Related Party	12 Months Ended
Oct. 03, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Note 9 - Transactions with a Related Party There are were no transactions with Related Parties during fiscal years 2010 or 2009 except as described below in Note 10 Debt Financing.